Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net loss per share
Numerator
Net loss for the period from February 13, 2023 through March 31, 2023	$(17,696)
Less: Net loss attributable to redeemable noncontrolling interests for the period from February 13, 2023 through March 31, 2023	(8,336)
Net loss for the period from February 13, 2023 through March 31, 2023 attributable to the Company	(9,360)
Less: Cumulative preferred dividends	(328)
Net loss for the period from February 13, 2023 through March 31, 2023 attributable to Class A common shareholders	$(9,688)
Denominator
Weighted-average shares of Class A common stock outstanding	15,224,378
Loss per share of Class A common stock – basic and diluted	$(0.64)

	Year Ended December 31,
	2022	2021
	(in thousands, except per unit data)
Basic and diluted:
Net loss	$(6,405)	$(35,648)
Weighted-average common shares outstanding	122,501,241	122,500,000
Basic and diluted net loss per unit	$(0.05)	$(0.29)

Schedule of estimated useful lives of assets
Asset	Useful Life
Leasehold improvements	1 – 7 years
Vehicles and trailers	3 – 5 years
Computers and software	3 years
Furniture and fixtures	5 years
Machinery and equipment	3 – 7 years

Asset	Useful Life
Leasehold improvements	1 – 7 years
Vehicles and trailers	3 – 5 years
Computers and software	3 years
Furniture and fixtures	5 years
Machinery and equipment	3 – 7 years

Schedule of other current liabilities
	March 31, 2023	December 31, 2022
Financing obligation, current (see Note 6 – Leases)	$14,582	$9,117
Payroll accruals	3,158	2,117
Income tax liability	3,210	—
Professional fees accruals	956	3,677
Other accrued liabilities	351	267
Other current liabilities	$22,257	$15,178

Inflection Point Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net loss per share
	For the year ended December 31, 2022		For the period from January 27, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$(152,326)	$(38,082)	$(174,998)	$(140,513)
Denominator:
Basic and diluted weighted-average shares outstanding	32,975,000	8,243,750	9,322,714	7,485,546
Basic and diluted net income (loss) per share	$(0.00)	$(0.00)	$(0.02)	$(0.02)

Schedule of Class A ordinary shares subject to possible redemption
Gross proceeds from IPO and partial exercise of over-allotment option	$329,750,000
Less: proceeds from shares not subject to redemption	(13,869,890)

Less:
Proceeds allocated to public warrants	(11,995,753)
Over-allotment liability	(281,301)
Ordinary share issuance costs	(24,538,134)
Plus:
Remeasurement of carrying value to redemption value	36,815,188

Class A ordinary shares subject to redemption, December 31, 2021	315,880,110
Plus:
Remeasurement of carrying value to redemption value	4,839,588

Class A ordinary shares subject to redemption, December 31, 2022	$320,719,698